Debt instruments (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instruments
Brazilian Real	R$ 185,814,293	R$ 208,599,863	R$ 207,752,590
US dollar	17,098,352	16,612,360	22,292,647
Euro			57,227
Total	R$ 202,912,645	R$ 225,212,223	R$ 230,102,464